INTANGIBLE ASSETS, NET (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
INTANGIBLE ASSETS, NET
Total Intangible assets	¥ 85,152	¥ 85,880
Accumulated amortization	(30,649)	(24,247)
Impairment loss of technology with discontinued online lending information intermediaries	(17,220)	(17,220)
Intangible assets, net	37,283	44,413
Amortization expense	6,402	9,717
Expected amortization expense related to intangible assets
2022	5,507
2023	5,507
2024	3,932
2025	3,357
2026	3,357
Thereafter	¥ 15,623
Minimum
INTANGIBLE ASSETS, NET
Amortization periods (in years)	2 years 7 months 6 days
Maximum
INTANGIBLE ASSETS, NET
Amortization periods (in years)	20 years
Brokerage licenses
INTANGIBLE ASSETS, NET
Total Intangible assets	¥ 51,152	51,880
Trade Name
INTANGIBLE ASSETS, NET
Total Intangible assets	6,400	6,400
Technology
INTANGIBLE ASSETS, NET
Total Intangible assets	¥ 27,600	¥ 27,600